Advance to Game Developers, Net - Schedule of Advance to Game Developers, Net (Details) - USD ($)	Jan. 31, 2026	Jul. 31, 2025	Jan. 31, 2025
Schedule of Advance to Game Developers, Net [Abstract]
Advance to game developers	$ 20,500,060	$ 22,677,194	$ 22,134,756
Less: allowance for credit loss	(562,396)	(8,115,468)
Advance to game developers, net	$ 19,937,664	$ 14,561,726